SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE (Details) - shares		3 Months Ended				9 Months Ended				12 Months Ended
		Sep. 30, 2023	[1]	Sep. 30, 2022	[1]	Sep. 30, 2023	[1]	Sep. 30, 2022	[1]	Dec. 31, 2022		Dec. 31, 2021
Earnings Per Share [Abstract]
Weighted average number of shares of Common Stock outstanding attributable to shareholders		1,331,070		557,827		1,020,339		476,314		528,776	[2]	363,739
Total weighted average number of shares of Common Stock related to outstanding options, excluded from the calculations of diluted loss per share (*)	[3]									33,533		27,518

[1]	Adjusted to reflect one (1) for seven (7) reverse stock split in October 2023 (see note 1B).
[2]	Due to the low trading volume of the Company’s Common Stock and lack of historical information, the expected volatility was based on the historical volatility of the share price of other public companies that operate in the same industry sector as the Company (agricultural chemical industry).
[3]	The effect of the inclusion of option and convertible loans in 2022 and 2021 is anti-dilutive.